Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 91,983	£ 90,041
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,948	1,685
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	89,639	87,870
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	396	486
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	27,056	24,914
Financial liabilities at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value		5,265
Financial liabilities at fair value through profit or loss | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	20,167	18,057
Financial liabilities at fair value through profit or loss | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,929	1,574
Financial liabilities at fair value through profit or loss | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	40	18
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,920	1,569
Financial liabilities at fair value through profit or loss | Level 1 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 1 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 1 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	1,920	1,569
Financial liabilities at fair value through profit or loss | Level 1 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	25,113	23,303
Financial liabilities at fair value through profit or loss | Level 2 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	4,897	5,223
Financial liabilities at fair value through profit or loss | Level 2 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	20,167	18,057
Financial liabilities at fair value through profit or loss | Level 2 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	9	5
Financial liabilities at fair value through profit or loss | Level 2 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	40	18
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23	42
Financial liabilities at fair value through profit or loss | Level 3 | Debt securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	23	42
Financial liabilities at fair value through profit or loss | Level 3 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 3 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Financial liabilities at fair value through profit or loss | Level 3 | Other
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Derivative financial instruments
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	16,647	20,149
Derivative financial instruments | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	28	116
Derivative financial instruments | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	16,246	19,589
Derivative financial instruments | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	373	444
Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	48,280	44,978
Liabilities arising from non-participating investment contracts | Level 1
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	0	0
Liabilities arising from non-participating investment contracts | Level 2
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	48,280	44,978
Liabilities arising from non-participating investment contracts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities carried at fair value	£ 0	£ 0